Stock-Based Compensation (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Exercise Prices of Common Stock Options
Stock	Number of Shares
Price	that Vest
$14.30	114,035
$22.00	151,522
$33.00	151,522
$44.00	151,522
568,601

Summary of Stock-based Compensation

Stock-based compensation and equity-based expense charged to operations or capitalized are summarized as follows:

	Three Months Ended September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$197	$1,007	$1	$1,205
Selling and marketing	65	342	-	407
General and administrative	1,611	882	257	2,750
Total costs charged to operations	1,873	2,231	258	4,362
Capitalized platform development	-	237	-	237
Total stock-based compensation	$1,873	$2,468	$258	$4,599

	Three Months Ended September 30, 2022
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$901	$1,871	$-	$2,772
Selling and marketing	61	749	-	810
General and administrative	2,439	2,039	251	4,729
Total costs charged to operations	3,401	4,659	251	8,311
Capitalized platform development	-	404	-	404
Total stock-based compensation	$3,401	$5,063	$251	$8,715

	Nine Months Ended September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$1,655	$3,388	$7	$5,050
Selling and marketing	193	1,082	-	1,275
General and administrative	6,298	3,602	753	10,653
Total costs charged to operations	8,146	8,072	760	16,978
Capitalized platform development	-	785	-	785
Total stock-based compensation	$8,146	$8,857	$760	$17,763

	Nine Months Ended September 30, 2022
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$2,800	$4,802	$-	$7,602
Selling and marketing	207	1,942	-	2,149
General and administrative	7,083	6,697	1,246	15,026
Total costs charged to operations	10,090	13,441	1,246	24,777
Capitalized platform development	-	1,529	-	1,529
Total stock-based compensation	$10,090	$14,970	$1,246	$26,306

Schedule of Unrecognized Compensation Expense

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of September 30, 2023 were as follows:

	As of September 30, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Unrecognized compensation expense	$5,123	$7,592	$257	$12,972
Weighted average period expected to be recognized (in years)	1.19	1.19	0.46	2.84

Unrecognized compensation expense related to the stock-based compensation awards and equity-based awards as of December 31, 2022 was as follows:

	As of December 31, 2022
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Unrecognized compensation expense	$13,515	$17,369	$1,006	$31,890
Weighted average period expected to be recognized (in years)	1.53	1.62	1.00	1.56

Publisher Partner Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Exercise Prices of Common Stock Options

The exercise prices of the Publisher Partner Warrants outstanding and exercisable are as follows as of December 31, 2022.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
$29.04 to $34.03	96	96
$34.04 to $39.03	1,247	1,247
$39.04 to $44.03	2,763	490
$44.04 to $49.50	48	48
	4,154	1,881

Schedule of Warrants Activity

A summary of the Publisher Partner Warrants activity during the year ended December 31, 2022 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Publisher Partner Warrants outstanding at January 1, 2022	35,607	$28.88	0.53
Expired	(31,453)
Publisher Partner Warrants outstanding at December 31, 2022	4,154	38.81	0.09
Publisher Partner Warrants exercisable at December 31, 2022	1,881	37.06	0.19
Publisher Partner Warrants not vested at December 31, 2022	2,273
Publisher Partner Warrants available for future grants at December 31, 2022	86,756

ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Exercise Prices of Common Stock Options

The exercise prices of the ABG Warrants outstanding and exercisable are as follows as of December 31, 2022.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
$9.24	749,655	299,862
$18.48	249,885	99,954
	999,540	399,816

Schedule of Warrants Activity

A summary of the ABG Warrant activity during the year ended December 31, 2022 is as follows:

	Number of Shares		Weighted Average Exercise	Weighted Average Remaining Contractual Life
	Unvested	Vested	Price	(in years)
ABG Warrants outstanding at January 1, 2022	699,677	299,863	$11.55	7.46
Vested	(99,953)	99,953	10.39
ABG Warrants outstanding at December 31, 2022	599,724	399,816	11.55	6.46

Summary of Stock-based Compensation

Stock–based compensation and equity-based expense charged to operations or capitalized during the years ended December 31, 2022 and 2021 are summarized as follows:

	Year Ended December 31, 2022
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Cost of revenue	$3,730	$6,505	$-	$10,235
Selling and marketing	270	2,502	-	2,772
General and administrative	9,067	7,776	1,495	18,338
Total costs charged to operations	13,067	16,783	1,495	31,345
Capitalized platform development	-	1,884	-	1,884
Total stock-based compensation	$13,067	$18,667	$1,495	$33,229

	Year Ended December 31, 2021
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Cost of revenue	$999	$6,479	$-	$7,478
Selling and marketing	2,118	3,258	-	5,376
General and administrative	8,953	6,870	1,816	17,639
Total costs charged to operations	12,070	16,607	1,816	30,493
Capitalized platform development	54	1,991	-	2,045
Total stock-based compensation	$12,124	$18,598	$1,816	$32,538

Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Restricted Stock Units Activity

A summary of the restricted stock unit activity during the year ended December 31, 2022 is as follows:

	Number of Shares		Weighted Average Grant-Date
	Unvested	Vested	Fair Value
Restricted stock units outstanding at January 1, 2022	1,636,111	155,211	$14.93
Granted	442,145	-	11.35
Vested	(1,074,398)	1,074,398
Released	-	(832,233)
Cancelled	(9,092)	-
Restricted stock units outstanding at December 31, 2022	994,766	397,376	15.44

Common Equity Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Stock Options Assumptions

	Years Ended December 31,
	2022		2021
	Up-list	No Up-list	Up-list	No Up-list
Risk-free interest rate	0.97% - 4.36%	0.97% - 1.44%	0.16% - 1.48%	0.16% - 1.48%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	42.00% - 82.00%	82.00% - 137.00%	65.00% - 90.00%	133.00% - 140.00%
Expected life	3.0 – 6.0 years	3.0 – 6.0 years	3.0 – 6.0 years	3.0 – 6.0 years

Summary of Stock Option Activity

A summary of the common stock option activity during the year ended December 31, 2022 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Common stock options outstanding at January 1, 2022	5,525,395	$15.26	8.20
Granted	1,370,217	10.64
Exercised	(341,113)	8.79
Forfeited	(234,963)	13.91
Expired	(120,015)	12.34
Common stock options outstanding at December 31, 2022	6,199,521	9.73	7.61
Common stock options exercisable at December 31, 2022	3,444,261	9.55	7.00
Common stock options not vested at December 31, 2022	2,755,260
Common stock options available for future grants at December 31, 2022 (1)	504,782

(1)	Shares of the Company’s common stock available for future grants under the 2022 Plan represent 1,800,000 shares authorized less an aggregate of 964,455 common stock options outstanding and 330,763 restricted stock units outstanding.

Common Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Exercise Prices of Common Stock Options

The exercise prices under the common stock options outstanding and exercisable are as follows as of December 31, 2022:

Exercise	Outstanding	Vested
Price	(Shares)	(Shares)
$3.74 to $10.50	4,879,580	3,167,307
$10.51 to $15.52	1,239,913	201,976
$15.53 to $20.54	11,270	10,765
$20.55 to $25.56	26,365	21,820
$25.57 to $30.58	1,251	1,251
$30.59 to $35.60	6,366	6,366
$35.61 to $40.62	2,728	2,728
$40.63 to $48.40	32,048	32,048
	6,199,521	3,444,261